Bank Loans (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2021 USD ($)	Jul. 02, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 09, 2021	Dec. 31, 2020 CNY (¥)	Jun. 09, 2020 CNY (¥)	Nov. 05, 2019 CNY (¥)
Bank Loans (Details) [Line Items]
Drawings amount | $				$ 15,100
Paid loan (in Dollars) | $				$ 3,000
Outstanding principal (in Dollars) | $	$ 1,200
July 2, 2021 [Member]
Bank Loans (Details) [Line Items]
Drawings amount | $		$ 15,100
October 27, 2021 [Member]
Bank Loans (Details) [Line Items]
Drawings amount								¥ 100,000
July 2, 2021 [Member]
Bank Loans (Details) [Line Items]
Drawings amount			¥ 27,000
July 2, 2021 [Member] | Loan Agreement [Member]
Bank Loans (Details) [Line Items]
Fixed interest rate, percentage			6.50%	6.50%
March 27, 2020 [Member]
Bank Loans (Details) [Line Items]
Drawings amount						¥ 5,000
Fixed interest rate, percentage						3.95%
October 19, 2020 [Member]
Bank Loans (Details) [Line Items]
Drawings amount						¥ 5,000
Fixed interest rate, percentage						4.35%
Mr. Zhao Jishuang [Member]
Bank Loans (Details) [Line Items]
Drawings amount						¥ 30,000
Fixed interest rate, percentage						4.90%
Mr. Peng Siguang
Bank Loans (Details) [Line Items]
Drawings amount						¥ 30,000
Fixed interest rate, percentage						5.00%
Mr. Guo Yupeng
Bank Loans (Details) [Line Items]
Drawings amount						¥ 40,000
Fixed interest rate, percentage						5.00%
China Construction Bank [Member]
Bank Loans (Details) [Line Items]
Drawings amount				$ 79			¥ 9,900
Fixed interest rate, percentage			5.00%	5.00%
Maturity date			Jul. 02, 2021	Jul. 02, 2021	Jul. 09, 2021